Leases -Schedule of Rent Expenses Associated With Leases (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Finance lease cost
Amortization of right-of-use assets	$ 37
Interest on lease liabilities	2
Operating lease cost:
Fixed rent expense	590	323
Variable lease cost	70
Short-term lease cost
Net lease cost	699	323
Lease cost - Cost of sales
Lease cost - General & administrative expenses	699	323
Net lease cost	$ 699	$ 323